Fair Value Measurement (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets at fair value:
Derivative financial instruments	$ 26	$ 26
Total assets	26	26
Liabilities at fair value:
Derivative Liability	57	21
Liabilities	57	21
Quoted prices in active markets for identical assets Level 1 [Member]
Assets at fair value:
Derivative financial instruments	0	0
Total assets	0	0
Liabilities at fair value:
Derivative Liability	0	0
Liabilities	0	0
Significant other observable inputs Level 2 [Member]
Assets at fair value:
Derivative financial instruments	26	26
Total assets	26	26
Liabilities at fair value:
Derivative Liability	57	21
Liabilities	57	21
Significant other unobservable inputs Level 3 [Member]
Assets at fair value:
Derivative financial instruments	0	0
Total assets	0	0
Liabilities at fair value:
Derivative Liability	0	0
Liabilities	$ 0	$ 0